Investments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Schedule of Investments [Abstract]
Schedule of Investments

The composition of the Company’s investment portfolio at cost and fair value was as follows:

	September 30, 2023			December 31, 2022
			% of Total			% of Total
			Investments at			Investments at
	Cost	Fair Value	Fair Value	Cost	Fair Value	Fair Value
First Lien Debt	$2,960,107	$2,933,870	93.9%	$2,753,620	$2,694,111	93.8%
Second Lien Debt	145,809	134,712	4.3	136,620	128,350	4.5
Other Securities	52,685	54,868	1.8	49,406	51,127	1.7
Total	$3,158,601	$3,123,450	100.0%	$2,939,646	$2,873,588	100.0%

The industry composition of investments at fair value was as follows:

	September 30, 2023	December 31, 2022(1)
Aerospace & Defense	1.7%	1.8%
Air Freight & Logistics	1.1	1.1
Automobile Components	3.6	3.8
Automobiles	4.9	5.1
Biotechnology	0.5	0.5
Chemicals	0.7	0.6
Commercial Services & Supplies	10.3	11.2
Construction & Engineering	1.5	1.3
Containers & Packaging	1.5	1.6
Distributors	2.8	4.2
Diversified Consumer Services	3.3	3.0
Electronic Equipment, Instruments & Components	1.5	1.0
Energy Equipment & Services	0.5	0.5
Financial Services	1.7	0.7
Food Products	2.3	2.5
Health Care Equipment & Supplies	0.4	0.3
Health Care Providers & Services	3.8	3.4
Health Care Technology	2.0	0.7
Industrial Conglomerates	1.3	0.2
Insurance Services	14.9	15.7
Interactive Media & Services	3.2	3.5
IT Services	8.8	9.6
Leisure Products	0.7	0.8
Machinery	2.7	3.0
Multi-Utilities	0.7	0.6
Oil, Gas & Consumable Fuels	—	0.0 (2)
Pharmaceuticals	0.4	0.4
Professional Services	3.6	3.2
Real Estate Management & Development	5.3	5.4
Software	14.3	14.3
Total	100.0%	100.0%
(1)	The Company reclassified certain industry groupings of its portfolio companies presented in the consolidated financial statements as of December 31, 2022 to align with the recently updated GICS, where applicable. These reclassifications had no impact on the Consolidated Statement of Assets and Liabilities as of December 31, 2022.
(2)	Amount rounds to 0.0%.

The geographic composition of investments at cost and fair value was as follows:

	September 30, 2023			December 31, 2022
			% of Total			% of Total
			Investments at			Investments at
	Cost	Fair Value	Fair Value	Cost	Fair Value	Fair Value
Australia	$10,151	$10,168	0.3%	$10,187	$9,870	0.3%
Canada	97,187	96,518	3.1	108,820	105,764	3.7
United Kingdom	11,848	12,088	0.4	11,157	11,157	0.4
United States	3,039,415	3,004,676	96.2	2,809,482	2,746,797	95.6
Total	$3,158,601	$3,123,450	100.0%	$2,939,646	$2,873,588	100.0%

The composition of the Company’s investment portfolio at cost and fair value was as follows:

	December 31, 2022			December 31, 2021
			% of Total			% of Total
			Investments at			Investments at
	Cost	Fair Value	Fair Value	Cost	Fair Value	Fair Value
First Lien Debt	$2,753,620	$2,694,111	93.8%	$2,213,332	$2,224,100	93.2%
Second Lien Debt	136,620	128,350	4.5	120,124	121,550	5.1
Other Securities	49,406	51,127	1.7	39,979	41,724	1.7
Total	$2,939,646	$2,873,588	100.0%	$2,373,435	$2,387,374	100.0%

The industry composition of investments at fair value was as follows:

	December 31, 2022	December 31, 2021
Aerospace & Defense	1.8%	1.7%
Air Freight & Logistics	1.1	0.5
Auto Components	3.8	3.3
Automobiles	5.1	7.4
Biotechnology	0.5	0.6
Chemicals	0.6	—
Commercial Services & Supplies	11.2	13.0
Construction & Engineering	1.3	1.5
Containers & Packaging	1.6	1.6
Distributors	4.2	1.2
Diversified Consumer Services	3.0	1.5
Diversified Financial Services	0.7	0.1
Electronic Equipment, Instruments & Components	1.0	0.7
Energy Equipment & Services	0.5	0.6
Food Products	2.5	3.1
Health Care Equipment & Supplies	0.3	0.4
Health Care Providers & Services	3.4	2.9
Health Care Technology	0.7	0.9
Industrial Conglomerates	0.2	1.8
Insurance Services	15.7	17.1
Interactive Media & Services	3.5	3.8
IT Services	9.6	10.8
Leisure Products	0.8	2.4
Machinery	3.0	2.0
Multi-Utilities	0.6	0.4
Oil, Gas & Consumable Fuels	0.0 (1)	—
Pharmaceuticals	0.4	—
Professional Services	3.2	4.0
Real Estate Management & Development	5.4	5.2
Software	14.3	11.5
Total	100.0%	100.0%
(1)	Amount rounds to 0.0%.

The geographic composition of investments at cost and fair value were as follows:

	December 31, 2022			December 31, 2021
			% of Total			% of Total
			Investments at			Investments at
	Cost	Fair Value	Fair Value	Cost	Fair Value	Fair Value
Australia	$10,187	$9,870	0.3%	$—	$—	—%
Canada	108,820	105,764	3.7	81,935	81,386	3.4
United Kingdom	11,157	11,157	0.4	17,804	18,200	0.8
United States	2,809,482	2,746,797	95.6	2,273,696	2,287,788	95.8
Total	$2,939,646	$2,873,588	100.0%	$2,373,435	$2,387,374	100.0%